Income Taxes - Schedule of Movement in Deferred Income Tax Liabilities and Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Beginning Balance	$ 4,146	$ 4,543
Deferred Income Tax Assets, Beginning Balance	(948)	(511)
Net Deferred Income Tax Liabilities, Beginning Balance	3,198	4,032
Deferred Income Tax Liabilities, Ending Balance	4,046	4,146
Deferred Income Tax Assets, Ending Balance	(1,454)	(948)
Net Deferred Income Tax Liabilities, Ending Balance	2,592	3,198
Unused Tax Losses
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Assets, Beginning Balance	(659)	(225)
Deferred Income Tax Assets, Ending Balance	(655)	(659)
Deferred Income Tax Liabilities
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(159)	(390)
Charged (Credited) to OCI	59	(7)
Deferred Income Tax Assets
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	611	(448)
Charged (Credited) to Purchase Price Allocation	(1,121)
Charged (Credited) to OCI	4	11
Deferred Income Tax Assets | Unused Tax Losses
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	668	(448)
Charged (Credited) to Purchase Price Allocation	(656)
Charged (Credited) to OCI	(8)	14
Net Deferred Income Tax Liabilities
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	452	(838)
Charged (Credited) to Purchase Price Allocation	(1,062)
Charged (Credited) to OCI	4	4
PP&E
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Beginning Balance	4,124	4,498
Deferred Income Tax Liabilities, Ending Balance	3,949	4,124
PP&E | Deferred Income Tax Liabilities
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(234)	(367)
Charged (Credited) to OCI	59	(7)
Risk Management
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Beginning Balance	0	1
Deferred Income Tax Assets, Beginning Balance	(13)	(1)
Deferred Income Tax Liabilities, Ending Balance	0	0
Deferred Income Tax Assets, Ending Balance	(11)	(13)
Risk Management | Deferred Income Tax Liabilities
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	0	(1)
Charged (Credited) to OCI	0	0
Risk Management | Deferred Income Tax Assets
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	1	(12)
Charged (Credited) to Purchase Price Allocation	1
Charged (Credited) to OCI	0	0
Other
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Beginning Balance	22	44
Deferred Income Tax Assets, Beginning Balance	(276)	(285)
Deferred Income Tax Liabilities, Ending Balance	97	22
Deferred Income Tax Assets, Ending Balance	(788)	(276)
Other | Deferred Income Tax Liabilities
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	75	(22)
Charged (Credited) to OCI	0	0
Other | Deferred Income Tax Assets
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(58)	12
Charged (Credited) to Purchase Price Allocation	(466)
Charged (Credited) to OCI	$ 12	$ (3)